Construction Backlog (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Construction Backlog [Textual]
Balance - January 1	$ 541,291,000	$ 105,851	$ 6,200
New contracts and change orders during the period	306,097,000
New contracts and change orders during period, gross	847,388,000
Less: contract revenue earned during the period	84,635,000
New contracts and change orders during period net	762,753,000
Contracts signed but not started
Balance - December 31	762,753,000	541,291,000	105,851
Successor [Member]
Construction Backlog [Textual]
Balance - January 1	$ 541,291	105,851
New contracts and change orders during the period		807,786
New contracts and change orders during period, gross		913,637
Less: contract revenue earned during the period		(372,346)
New contracts and change orders during period net		541,291
Contracts signed but not started
Balance - December 31		541,291	105,851
Predecessor [Member]
Construction Backlog [Textual]
Balance - January 1		$ 105,851	6,200
New contracts and change orders during the period			172,805
New contracts and change orders during period, gross			179,005
Less: contract revenue earned during the period			(73,154)
New contracts and change orders during period net			105,851
Contracts signed but not started
Balance - December 31			$ 105,851